Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (351)
Present value of unfunded obligation				₨ (147)	₨ (351)
Recognized asset/(liability)	(351)	₨ (351)		(147)	(351)
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	(501)	(692)	₨ (351)
Defined benefit obligation at the end of the year	(147)	(351)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	7,919	6,488
Acquisitions	28	561
Recognized asset/(liability)	7,919	6,488	6,488	₨ 8,507	₨ 7,919
Expected return on plan assets	483	499
Employer contributions	59	186
Benefits paid		(4)
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	18	189
Defined benefit obligation at the end of the year	₨ 8,507	₨ 7,919	₨ 6,488